STOCK-BASED COMPENSATION	12 Months Ended
Jun. 30, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
NOTE 17. STOCK-BASED COMPENSATION

Stock-Based Awards Plan

2015 Incentive Plan
– The Company granted options to purchase 400,000 ordinary shares to its employees and non-employee director on January 31, 2015. The options have an excise price of $1.65, which was equal to the share price of the Company’s ordinary shares at January 31, 2015, and will vest equally over a period of three years, with one third vesting on January 31, 2016. The options expire ten years after the date of grant, on January 31, 2025. The Company recognizes compensation cost for awards with graded vesting on a straight-line basis over the requisite service period for the entire award. The grant date fair value of the options was ¥10.13 ($1.65) per share.

The following is a summary of the stock options activity:

Stock Options	Shares	Weighted Average Exercise Price Per Share
Outstanding as of June 30, 2016	815,600	$3.04
Granted	-	-
Forfeited	-	-
Exercised	-	-
Outstanding as of June 30, 2017	815,600	$3.04
Granted	-	-
Forfeited	-	-
Exercised	-	-
Outstanding as of June 30, 2018	815,600	$3.04

The following is a summary of the status of options outstanding and exercisable at June 30, 2018:

Outstanding Options			Exercisable Options
Average Exercise Price	Number	Average Remaining Contractual life (Years)	Average Exercise Price	Number	Average Remaining Contractual life (Years)
$6.00	193,000	1.08	$6.00	193,000	1.08
$2.96	222,600	3.74	$2.96	222,600	3.74
$1.65	400,000	6.59	$1.65	400,000	6.59
	815,600

The Share-based compensation expense recorded for stock options granted were ¥2,096,162, ¥2,039,446 and ¥840,286 ($126,935) for the years ended June 30, 2016, 2017 and 2018, respectively. No unrecognized share-based compensation for stock options as of June 30, 2018.

Restricted Shares to senior manager

As of June 30, 2018, the Company has granted restricted ordinary shares to senior management as follows:

On January 31, 2015, the Company granted 150,000 restricted shares to the CEO and 150,000 restricted shares to the CTO at an aggregate value of $495,000, based on the stock closing price of $1.65 at January 31, 2015. These restricted shares will vest over three years with one third of the shares vesting every year from the grant date. All granted shares under this plan are fully vested on January 31, 2018.

On October 18, 2015, the Company granted 800,000 restricted shares to its employees and non-employee director as compensation cost for awards. The fair value of the restricted shares was $704,000 based on the closing stock price $0.88 at October 18, 2015. These restricted shares will vest over three years with one third of the shares vesting every year from the grant date. As of June 30, 2017, 19,000 shares were forfeited and went back to the incentive pool due to some staffs’ resignation and 520,667 shares were vested. 260,332 shares under this plan will not be vested until October 18, 2018.

On July 27, 2016, the Company granted 876,000 restricted shares to its employees and non-employee director as compensation cost for awards. The fair value of the restricted shares was $963,600 based on the closing stock price $1.10 at July 27, 2016. The Company also re-granted the previously forfeited 19,000 to its employees. These restricted shares will vest over three years with one third of the shares vesting every year from the grant date. The first one third with
298,333
shares was vested on July 27, 2017. 596,667 shares will not be vested until July 27, 2018 and 2019, respectively.

On December 9, 2016, the Company approved management's new plan based on future performance for the three fiscal years from 2017 to 2019. The Company also agreed on front-issuing of shares based on the optimism situation, thus non-vested 3.01 million shares were issued to management on January 23 2017. The fair value of the restricted shares was $4,063,500 based on the closing stock price $1.35 at December 9, 2016. 800,000 shares was vested during the year ended June 30, 2018 based on the financial results for the year ended June 30, 2017. Prior to the filing of the annual report for the years ending June 30, 2018 and 2019, the remaining shares of 2,210,000 under this plan may not be sold, transferred, hypothecated, voted or otherwise used for any purpose, and any shares that are not earned as stated above will be automatically cancelled without payment by the transfer agent of the Company.

On October 13, 2017, the Company granted 900,000 restricted shares to its employees as compensation cost for awards. The fair value of the restricted shares was $919,800 based on the closing stock price $1.02 at October 13, 2017. These restricted shares will vest over three years with one third of the shares vesting every year from the grant date. The above-mentioned shares will not vested until October 13, 2018, 2019 and 2020, respectively.

508,909 and 1,563,667 restricted shares were issued and outstanding for the year ended June 30, 2017 and 2018, respectively, for all the plans mentioned above.

The share-based compensation expense recorded for restricted shares issued for management were ¥3,595,146, ¥12,904,723 and ¥14,621,838 ($2,208,804) for the years ended June 30, 2016, 2017 and 2018, respectively. The total unrecognized share-based compensation expense of restricted shares issued for management as of June 30, 2018 was approximately ¥18.57 million ($2.80 million), which is expected to be recognized over a weighted average period of approximately 1.31 years.

Restricted Shares for service

For the year ended June 30, 2018, the Company has granted restricted ordinary shares to consultants as follows:

On July 27, 2016, the Company approved the grant of 250,000 restricted shares with a value of $275,000 based on the closing stock price of $1.10 on July 27, 2016 to designees of an independent consulting firm as compensation for advisory services. The vesting period of these shares was one year from the date of contract. 250,000 shares were issued under this plan on October 27, 2016.

On November 10, 2016, the Company approved the grant of 330,000 restricted shares with a value of $300,993 based on the closing stock price of $0.9121 on November 10, 2016 to a company as payment for development of software and models. The vesting period of these shares was three-month from the date of contract. Those restricted shares were issued on January 23, 2017.

On March 31, 2017, the Company approved the grant of 200,000 restricted shares with a value of $256,020 based on the closing stock price of $1.2801 on March 31, 2017 to designees of an independent consulting firm as payment for accounting management and consulting service. The vesting period of these shares was two-year from the date of contract. 125,000 restricted shares were vested and 100,000 shares were issued under this plan on November 17, 2017.

On April 5, 2017, the Company approved the grant of 300,000 restricted shares with a value of $390,000 based on the closing stock price of $1.30 on April 5, 2017 to a company as payment for promotion PR/IR service. The vesting period of these shares was one year from the date of contract. 300,000 restricted shares were vested and no shares were issued as of date of this report.

On April 24, 2017, the Company approved the grant of 500,000 restricted shares with a value of $555,050 to a company to prepare research report for online gas selling platform. The fair value of those restricted shares was based on the closing stock price of $1.101 on June 15, 2017 when the service was fully rendered to the Company. All granted shares under this plan are fully vested by June 15, 2017 and issued on November 17, 2017.

The Share-based compensation expense recorded for restricted shares issued for service were ¥2,287,415, ¥8,399,240 and ¥3,050,896 ($460,874) for the years ended June 30, 2016, 2017 and 2018, respectively. The total unrecognized share-based compensation expense of restricted shares issued for service as of June 30, 2018 was approximately ¥0.66 million ($0.10 million), which is expected to be recognized over a weighted average period of approximately 0.75 years.

Following is a summary of the restricted shares granted:

Restricted stock grants	Shares
Non-vested as of June 30, 2016	1,076,788
Granted	5,466,000
Vested	(1,617,121)
Non-vested as of June 30, 2017	4,925,667
Granted	900,000
Vested	(1,783,667)
Non-vested as of June 30, 2018	4,042,000

The following is a summary of the status of restricted stock at June 30, 2018:

Outstanding Restricted Shares
Fair Value per Share	Number	Average Remaining Amortization Period (Years)
$0.88	260,333	0.30
$1.10	596,667	1.07
$1.02	900,000	2.29
$1.35	2,210,000	1.00
$1.28	75,000	0.75
	4,042,000